Document and Entity Information - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Feb. 17, 2023	Jun. 30, 2022
Document and Entity Information
Document Type	10-K
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Document Transition Report	false
Entity File Number	0-09439
Entity Registrant Name	INTERNATIONAL BANCSHARES CORPORATION
Entity Incorporation, State or Country Code	TX
Entity Tax Identification Number	74-2157138
Entity Address, Address Line One	1200 San Bernardo Avenue
Entity Address, City or Town	Laredo
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78042 - 1359
City Area Code	956
Local Phone Number	722-7611
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	IBOC
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Auditor Name	RSM US LLP
Auditor Firm ID	49
Auditor Location	Austin, Texas
Entity Public Float			$ 2,500,003
Entity Common Stock, Shares Outstanding		62,144,589
Entity Central Index Key	0000315709
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false